UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Address of principal executive offices) (Zip code)

John B. Walthausen
Walthausen Funds
9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
January 31, 2013

Walthausen Small Cap Value Fund
Annual Report
January 31, 2013

Dear Fellow Shareholders,

The year which ended January 31st was unexpectedly good as investors shrugged off the worries of an economic recovery which does not seem to ever gain momentum. In spite of the lackluster economy and the distress occasioned by the political establishments squabbling, the US equity markets did extraordinarily well. It seems that as time elapsed investors and corporate management began to look for returns, and the lessons in risk that they learned in 2007 and 2008 played an increasingly smaller part in their thinking.

In this environment the Walthausen Small Cap Value Fund (the “Fund”) did very well and beat its Russell 2000 Value Index benchmark by almost 1200 basis points. When we analyze the source of this performance it all comes back to stock selection. Allocation among the sectors was typical for us, admittedly heavier in the more volatile and cyclical sectors, but our overweight in Technology hurt as that sector was hit badly by surprisingly slack demand which eroded profits. While takeovers did help, adding a bit more than 300 basis points, it was the benefit of growing earnings in a good number of our holdings that drove our performance. Some of the names that contributed the most were companies that are taking advantage of a major restructuring of the mortgage servicing industry as the major banks and investment banks are largely exiting that business by selling major portfolios to more effective servicers. We also did well with Consumer stocks like Office Depot and Bassett Furniture where management is undertaking major changes from within, while Industrial names benefited as that sector is seeing a recovery which is better than the economy as the US benefits from some "insourcing" and from low natural gas prices.

Compared to a year ago we are modestly more enthusiastic about the prospects for economic growth. The housing markets seem to be firming, and high production of oil and natural gas mean that gasoline prices may not spike as soon as the economy gets any strength. However, we still must see what the effect of higher payroll taxes and the sequester will have on consumer spending. We are less enthusiastic about the prospects for the equity markets. Last year's appreciation has resulted in stocks looking expensive and perhaps supported only by the low returns available in the fixed income markets. As we move forward we continue to work hard to find stocks where we can see how management is acting to improve the value of our stockholdings.

January 31st marked the fifth anniversary of the Fund and we are pleased that the Fund enjoyed a very good year, capping a very fruitful five years. Looking back over the period since inception we can see that our launch into the teeth of an enormous financial crisis gave us a fruitful opportunity to begin positions when stocks were being dumped in a panic and to use the consistent inflow to the Fund to both manage taxes and add opportunistically to our positions. However, as we look forward we doubt that it will be nearly as easy; markets are higher and the Fund has grown. In an effort to maintain flexibility we have closed the Fund to new investors.

Thank you for your support.

Sincerely,

John B. Walthausen

2013 Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION (Unaudited)

1/31/13 NAV $20.04

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JANUARY 31, 2013

			5 Years/Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	29.27%	23.31%	16.14%
Russell 2000® Value Index(B)	17.29%	14.88%	5.63%

Annual Fund Operating Expense Ratio (from Prospectus dated June 1, 2012): 1.32%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years and 5 Years/Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2013 Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND

                                        WALTHAUSEN SMALL CAP VALUE FUND
                                                     by Sectors (Unaudited)
                                             (as a percentage of Net Assets)

            * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Annual Report 3

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2012 to
	August 1, 2012	January 31, 2013	January 31, 2013

Actual	$1,000.00	$1,246.27	$7.30

Hypothetical	$1,000.00	$1,018.70	$6.56
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2013 Annual Report 4

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
223,583	AAON Inc.	$5,084,277	0.78%
Blankbooks, Looseleaf Binders, Bookbinding & Related Work
283,520	Deluxe Corporation	10,430,701	1.61%
Broadwoven Fabric Mills, Man Made Fiber & Silk
396,101	Albany International Corporation Class A	9,926,291	1.53%
Canned, Frozen & Preserved Fruit and Vegetables
105,201	Overhill Farms Inc. *	476,560	0.07%
Computer & Office Equipment
379,960	Lexmark International Inc. Class A (a)	9,141,838	1.41%
Computer Communications Equipment
463,909	Electronics for Imaging, Inc. *	10,493,622	1.62%
Construction Special Trade Contractors
240,090	Layne Christensen Company *	5,442,840	0.84%
Construction Machinery & Equipment
415,743	Columbus McKinnon Corporation *	7,865,857	1.21%
Crude Petroleum & Natural Gas
363,815	EPL Oil & Gas, Inc. *	8,898,915
265,270	Gulfport Energy Corp. *	10,947,693
899,848	Halcón Resources Corporation *	6,874,839
511,745	Northern Oil and Gas, Inc. * (a)	8,464,262
		35,185,709	5.43%
Cutlery, Handtools & General Hardware
11,606	Lifetime Brands, Inc.	123,488	0.02%
Electronic Components, NEC
2,250,630	Power-One, Inc. *	9,047,533	1.40%
Electronic Components & Accessories
1,267,415	Vishay Intertechnology Inc. *	13,928,891	2.15%
Electronic Connectors
444,146	Methode Electronics, Inc.	4,272,684	0.66%
Fabricated Rubber Products, NEC
627,460	OMNOVA Solutions Inc. *	5,132,623	0.79%
Fats & Oils
532,270	Darling International Inc. *	8,979,395	1.39%
Fire, Marine & Casualty Insurance
119,610	RLI Corp.	8,254,286	1.27%
Greeting Cards
167,125	CSS Industries Inc.	3,795,409	0.59%
Industrial & Commercial Fans & Blowers & Air Purifying Equipment
384,703	CECO Environmental Corp.	4,254,815	0.66%
Industrial Inorganic Chemicals
224,022	LSB Industries, Inc. *	9,274,511	1.43%
Industrial Trucks, Tractors, Trailers & Stackers
169,160	Hyster-Yale Materials Handling, Inc.	8,488,449	1.31%
Life Insurance
330,190	Primerica, Inc.	10,856,647	1.68%
Machine Tools, Metal Cutting Types
68,725	Hardinge Inc.	775,218	0.12%
Manifold Business Forms
160,700	Ennis, Inc.	2,508,527	0.39%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 5

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Metal Forgings & Stampings
270,861	Materion Corp.	$7,286,161
355,600	TriMas Corp. *	10,984,484
		18,270,645	2.82%
Miscellaneous Business Credit Institution
412,120	PHH Corporation *	9,017,186	1.39%
Miscellaneous Electrical Machinery, Equipment & Supplies
69,360	Rofin-Sinar Technologies Inc. *	1,777,697	0.27%
Miscellaneous Fabricated Metal Products
113,220	The Shaw Group Inc. *	5,357,570	0.83%
Miscellaneous Manufacturing Industries
407,000	Hillenbrand, Inc.	10,073,250	1.56%
Miscellaneous Plastics Product
210,896	Spartech Corporation *	2,009,839	0.31%
Mortgage Bankers & Loan Correspondents
431,395	Ocwen Financial Corp. *	16,811,463
338,755	Walter Investment Management Corp. *	15,179,611
		31,991,074	4.94%
Motor Vehicle Parts & Accessories
687,870	Modine Manufacturing Corporation *	5,833,138	0.90%
National Commercial Banks
307,100	Community Bank System Inc.	8,721,640
176,840	City Holding Company (a)	6,682,784
		15,404,424	2.38%
Oil & Gas Drilling & Exploration Services
67,143	Emerald Oil, Inc. *	399,495	0.06%
Oil & Gas Field Exploration Services
868,852	Synergy Resources Corporation *	5,386,882	0.83%
Oil & Gas Field Machinery & Equipment
703,790	Newpark Resources, Inc. *	6,066,670	0.94%
Operative Builders
235,220	Beazer Homes USA, Inc. * (a)	4,426,840
423,340	M/I Homes, Inc. *	11,531,782
		15,958,622	2.46%
Plastic Materials, Synth Resin
344,604	Hexcel Corp. *	9,231,941
372,030	Kraton Performance Polymers Inc. *	9,765,788
419,960	Polyone Corp.	9,171,926
		28,169,655	4.35%
Prefabricated Metal Buildings & Components
504,150	NCI Building Systems, Inc. *	7,804,242	1.20%
Printed Circuit Boards
241,720	Plexus Corp. *	6,168,694	0.95%
Pulp Mills
895,404	Mercer International Inc. (Canada) *	6,258,874	0.97%
Refrigeration & Service Industries
235,260	Standex International Corp.	13,327,479	2.06%
Retail - Auto & Home Supply Stores
571,889	Pep Boys - Manny, Moe & Jack	6,365,125	0.98%
Retail - Miscellaneous Shopping
2,066,940	Office Depot, Inc. *	8,949,850	1.38%
Rolling Drawing & Extruding of Nonferrous Metals
247,850	RTI International Metals, Inc. *	7,038,940	1.09%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 6

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Savings Institution, Federally Chartered
614,035	Dime Community Bancshares, Inc.	$8,479,823
700,920	Umpqua Holdings, Corp.	8,859,629
		17,339,452	2.68%
Semiconductors & Related Devices
2,168,163	GT Advanced Technologies, Inc. * (a)	6,829,713	1.05%
Services - Advertising
338,025	Valassis Communications , Inc. (a)	9,484,981	1.46%
Services - Advertising Agencies
314,940	ValueClick, Inc. *	6,446,822	1.00%
Services - Business Services, NEC
557,959	Lender Processing Services, Inc.	13,413,334	2.07%
Services - Computer Integrated Systems Design
553,590	Convergys Corporation	9,422,102
158,220	SYNNEX Corporation *	5,688,009
		15,110,111	2.33%
Services - Consumer Credit Reports
88,150	Altisource Portfolio Solutions S.A. * (Luxembourg)	7,745,740	1.20%
Services - Equipment Rental & Leasing, NEC
305,986	CAI International Inc. *	7,674,129
110,160	Rent-A-Center Inc.	3,930,509
210,140	Textainer Group Holdings Limited (Bermuda)	8,710,303
		20,314,941	3.14%
Services - Help Supply Services
443,057	CDI Corp.	7,540,830	1.16%
Services - Hospitals
178,980	Magellan Health Services Inc. *	9,181,674	1.42%
Services - Mailing, Reproduction, Commercial Art & Photography
299,512	ARC Document Solutions, Inc. *	715,834	0.11%
Services - Medical Laboratories
321,280	Bio-Reference Laboratories, Inc. * (a)	8,915,520	1.38%
Short-Term Business Credit Institutions
273,115	Asta Funding Inc.	2,586,399	0.40%
Special Industry Machinery (No Metalworking Machinery)
318,920	John Bean Technologies Corporation	5,960,615	0.92%
Special Industry Machinery, NEC
65,000	Amtech Systems, Inc. *	254,150	0.04%
State Commercial Banks
286,020	Bryn Mawr Bank Corp.	6,618,503
751,160	CVB Financial Corp.	8,262,760
44,595	First Bancorp North Carolina	566,356
208,310	First Financial Bankshares, Inc. (a)	8,553,209
322,990	Hancock Holding Co.	9,760,758
		33,761,586	5.22%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
174,530	Haynes International, Inc.	8,921,974
378,010	Titan International, Inc.	9,181,863
317,550	Worthington Industries, Inc.	8,726,274
		26,830,111	4.14%
Telephone & Telegraph Apparatus
213,240	Plantronics, Inc.	8,768,429	1.35%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 7

Walthausen Small Cap Value Fund

	Schedule of Investments
	January 31, 2013
Shares/Principal Amount	Fair Value	% of Net Assets
COMMON STOCKS
Textile Mill Products
281,560 Lydall Inc. *	$4,302,237	0.66%
Tires & Inner Tubes
492,131 Cooper Tire & Rubber Company	12,529,655	1.93%
Wholesale - Machinery, Equipment & Supplies
103,200 Lawson Products, Inc.	1,133,136	0.17%
Wholesale - Metals Service Centers & Offices
434,490 Metals USA Holdings Corp.	7,812,130	1.21%
Wood Household Furniture, (No Upholstered)
319,382 Bassett Furniture Industries Inc.	4,445,797	0.70%
Total for Common Stocks (Cost $501,974,497)	$626,792,719	96.77%
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
52,592,096 Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% **	52,592,096	8.12%
(Cost $52,592,096)
MONEY MARKET FUNDS
29,864,355 Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% **	29,864,355	4.61%
(Cost $29,864,355)
Total Investment Securities	709,249,170	109.50%
(Cost $584,430,948)
Liabilities In Excess of Other Assets	(61,515,529)	-9.50%
Net Assets	$647,733,641	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the rate at January 31, 2013.
(a) All or a portion of shares are on loan.
The accompanying notes are an integral part of these
financial statements.

2013 Annual Report 8

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities
January 31, 2013

Assets:
Investment Securities at Fair Value	$709,249,170	(1)
(Cost $584,430,948)
Cash	114,459
Receivable for Securities Sold	229,340
Receivable for Shareholder Subscriptions	932,344
Dividends Receivable	687
Interest Receivable	199
Receivable for Income from Securities on Loan	18,892
Total Assets	710,545,091
Liabilities:
Payable for Securities Purchased	8,726,501
Payable for Shareholder Redemptions	820,818
Payable for Collateral Received for Securities Loaned (Note 5)	52,592,096
Payable to Advisor for Management Fees (Note 4)	524,676
Payable to Advisor for Service Fees (Note 4)	147,359
Total Liabilities	62,811,450
Net Assets	$647,733,641

Net Assets Consist of:
Paid In Capital	$512,314,209
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	10,601,210
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	124,818,222
Net Assets, for 32,315,105 Shares Outstanding	$647,733,641
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($647,733,641/32,315,105 shares)	$20.04
Redemption Price Per Share ($20.04 * 0.98) (Note 2)	$19.64

Statement of Operations
For the fiscal year ended January 31, 2013

Investment Income:
Dividends	$5,863,599
Interest	3,365
Securities Lending Income (Note 5)	109,630
Total Investment Income	5,976,594
Expenses:
Management Fees (Note 4)	4,133,520
Service Fees (Note 4)	1,233,453
Total Expenses	5,366,973

Net Investment Income (Loss)	609,621

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	38,704,955
Net Change in Unrealized Appreciation (Depreciation) on Investments	79,464,911
Net Realized and Unrealized Gain (Loss) on Investments	118,169,866

Net Increase (Decrease) in Net Assets from Operations	$118,779,487

(1) Includes securities out on loan to brokers with a market value of $51,587,893.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 9

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets
	2/1/2012	2/1/2011
	to	to
	1/31/2013	1/31/2012
From Operations:
Net Investment Income (Loss)	$609,621	$(481,751)
Net Realized Gain (Loss) on Investments	38,704,955	(7,567,368)
Net Change in Unrealized Appreciation (Depreciation) on Investments	79,464,911	5,387,541
Increase (Decrease) in Net Assets from Operations	118,779,487	(2,661,578)
From Distributions to Shareholders:
Net Investment Income	(576,246)	-
Net Realized Gain from Security Transactions	(20,211,426)	(4,267,141)
Change in Net Assets from Distributions	(20,787,672)	(4,267,141)
From Capital Share Transactions:
Proceeds From Sale of Shares	286,776,334	167,077,165
Proceeds From Redemption Fees (Note 2)	52,259	117,507
Shares Issued on Reinvestment of Dividends	19,622,501	4,111,303
Cost of Shares Redeemed	(80,990,106)	(91,917,351)
Net Increase from Shareholder Activity	225,460,988	79,388,624

Net Increase in Net Assets	323,452,803	72,459,905

Net Assets at Beginning of Period	324,280,838	251,820,933
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income of $0 and $0)	$647,733,641	$324,280,838

Share Transactions:
Issued	15,701,711	10,407,876
Reinvested	1,038,228	278,355
Redeemed	(4,565,218)	(6,102,783)
Net Increase in Shares	12,174,721	4,583,448
Shares Outstanding Beginning of Period	20,140,384	15,556,936
Shares Outstanding End of Period	32,315,105	20,140,384

Financial Highlights
Selected data for a share outstanding
throughout the period:	2/1/2012	2/1/2011	2/1/2010	2/1/2009	2/1/2008*
	to	to	to	to	to
	1/31/2013	1/31/2012	1/31/2011	1/31/2010	1/31/2009
Net Asset Value -
Beginning of Period	$16.10	$16.19	$11.27	$7.05	$10.00
Net Investment Income (Loss) (a)	0.03	(0.03)	(0.02)	(0.02)	(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized) (b)	4.64	0.15	4.93	4.24	(2.93)
Total from Investment Operations	4.67	0.12	4.91	4.22	(2.95)

Distributions (From Net Investment Income)	(0.02)	-	-	-	-
Distributions (From Realized Capital Gains)	(0.71)	(0.22)	-	-	-
Total Distributions	(0.73)	(0.22)	-	-	-
Proceeds from Redemption Fees (Note 2)	- +	0.01	0.01	- +	-

Net Asset Value -
End of Period	$20.04	$16.10	$16.19	$11.27	$7.05
Total Return (c)	29.27%	0.95%	43.66%	59.86%	(29.50)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$647,734	$324,281	$251,821	$31,307	$8,365

Ratio of Expenses to Average Net Assets	1.30%	1.32%	1.38%	1.45%	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	-0.16%	-0.14%	-0.20%	-0.27%
Portfolio Turnover Rate	52.63%	55.36%	52.72%	69.87%	133.28%

* Commencement of Operations.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
January 31, 2013

1.) ORGANIZATION:
Walthausen Small Cap Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on January 14, 2008. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended. The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of January 31, 2013, there were two series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

After December 31, 2012, the Fund closed to new investors. However, investors in the following categories may continue to invest in the Fund. You may purchase additional Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are: (i) a current Fund shareholder as of December 31, 2012; (ii) a participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of December 31, 2012; (iii) a broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of December 31, 2012 purchasing shares on behalf of new and existing clients; or (iv) a client who maintains a managed account with Walthausen & Co., LLC. Except as otherwise noted, these restrictions apply to investments made directly with the Fund through its Transfer Agent, investments made indirectly through financial institutions and investments made indirectly through financial intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Fund management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the fiscal year ended January 31, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share,

2013 Annual Report 11

Notes to Financial Statements - continued

except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the fiscal year ended January 31, 2013, proceeds from redemption fees amounted to $52,259.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. As of January 31, 2013, paid in capital was increased by $193,643, accumulated undistributed net investment income was reduced by $33,375, and accumulated undistributed net realized gains were reduced by $160,268.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

2013 Annual Report 12

Notes to Financial Statements - continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$626,792,719	$0	$0	$626,792,719
Investments Purchased with Cash
Proceeds from Securities Lending	52,592,096	0	0	52,592,096
Money Market Funds	29,864,355	0	0	29,864,355
Total	$709,249,170	$0	$0	$709,249,170

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the fiscal year ended January 31, 2013. There were no transfers into or out of the levels during the fiscal year ended January 31, 2013. It is the Fund’s policy to consider transfers into or out of each level as of the end of the reporting period.

2013 Annual Report 13

Notes to Financial Statements - continued

The Fund did not invest in any derivative instruments during the fiscal year ended January 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. During the period February 1, 2012 to January 29, 2013 the Advisor received a fee of 0.45% of the Fund’s average daily net assets up to $100 million and 0.25% of the Fund’s average daily net assets in excess of $100 million. Effective January 30, 2013, the Advisor has contractually agreed to reduce the Services Agreement fee to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

For the fiscal year ended January 31, 2013, the Advisor earned management fees totaling $4,133,520, of which $524,676 was due to the Advisor at January 31, 2013. For the same period, the Advisor earned services fees of $1,233,453, of which $147,359 was due to the Advisor at January 31, 2013.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $1,000 plus travel and related expenses for the fiscal year ended January 31, 2013. Under the Management Agreement, the Advisor pays these fees.

5.) SECURITIES LENDING
The Fund has entered into an agreement with Huntington National Bank as lending agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrowers of securities are at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrowers default on their obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrowers on demand; if the borrowers default on their obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of January 31, 2013, the Fund loaned common stocks having a fair value of $51,587,893, and received $52,592,096 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

2013 Annual Report 14

Notes to Financial Statements - continued

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at January 31, 2013 was $512,314,209 representing 32,315,105 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the fiscal year ended January 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $408,259,964 and $211,077,689, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at January 31, 2013 was $584,666,963. At January 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$136,353,319	($11,771,112)	$124,582,207

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2013, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, and NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, both held, in aggregate, 37.75% and 41.31%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There was a distribution from net investment income of $0.0202 per share, a short-term capital gain of $0.0254 per share and a long-term capital gain of $0.6831 per share paid on December 21, 2012.

Distributions paid from:

	2013	2012
Ordinary Income .	$1,300,834	$1,620,178
Long-Term Capital Gain	19,486,838	2,646,963
	$20,787,672	$4,267,141

As of January 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,047,581
Undistributed long-term capital gains	8,789,644
Unrealized appreciation on investments – net	124,582,207
$135,419,432

Book to tax differences are primarily attributable to the tax deferral of wash sales.

11.) CAPITAL LOSS CARRYFORWARDS
During the fiscal year ended January 31, 2013, the Fund utilized all available short-term capital loss carryforwards of $6,702,311.

2013 Annual Report 15

ADDITIONAL INFORMATION
January 31, 2013
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT:
On January 25, 2013 the Board of Trustees (the “Trustees” or the the “Board”) considered the renewal of the Management Agreement (the "Agreement") between the Trust and the Advisor (or “Management”), on behalf of the Walthausen Small Cap Value Fund. In reviewing the Agreement, the Board of Trustees received materials from the Advisor addressing the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with representatives of the Advisor to discuss the terms of the Agreement. The Board reviewed the history of the Advisor, including background and investment management experience, as well as the Fund's performance since its' inception, important factors relating to the Fund's performance, the Advisor's investment and research strategy, the Advisor's strength, and expected expenses and revenue from the Fund.

Walthausen Small Cap Value Fund

As to the performance of the Fund, the materials from the Advisor included information regarding the Fund's performance compared to a peer group of 17 similar funds. For the 1-Year period ended December 31, 2012, the Fund was up 32.12%, compared to 16.86% for the peer group and 18.05% for the Russell 2000® Value Index. For calendar 2011, the Fund returned -5.94%, compared to -4.62% for the peer group and -5.50% for the Russell 2000® Value Index. For the 3-Year period ended December 31, 2012, the Fund had an average annualized return of 20.81%, compared to 11.84% for the peer group and 11.57% for the Russell 2000® Value Index. Since inception, the Fund had an average annualized return of 15.10% compared to 4.50% for the Russell 2000® Value Index. The data showed that the Fund under performed in 2011, and outperformed its peer group and benchmark in calendar 2012. The Fund outperformed its peer group and benchmark for the 3-Year period and outperformed the benchmark since inception through the period ended December 31, 2012. Having considered the comparative data as described above, the Board concluded that the performance of the Fund was satisfactory.

As to the nature, extent and quality of the services provided by the Advisor, the Board analyzed the Advisor's experience and capabilities. Representatives of the Advisor summarized the information provided to the Board. The Board discussed the Advisor's financial condition, the portfolio manager's background and investment management experience. Management noted that there were no changes in the personnel managing the Fund. Management also noted that there were no changes to the business or organization of the Advisor, other than one member of Advisor retiring from the firm in 2012. The Board noted that several of the Advisor's personnel had been promoted to enhance the Advisor's depth. The representatives of the Advisor reviewed and discussed with the Board the Advisor's ADV and the Rule 17j-1 Code of Ethics certifications. The Board discussed the quality of the Advisor's compliance efforts. The Board also reviewed the Advisor's financial stability. After reviewing the foregoing and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services being provided by the Advisor were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund, it was noted that the Advisor is paying substantially all operating expenses of the Fund pursuant to Services Agreement. Additionally, the Advisor provides the Fund with officers, including the CCO, marketing support and office space. During the discussion, it was indicated that the Advisor had contractually agreed to reduce the Services Agreement fee from 0.45% to 0.25% of Small Cap's average daily net assets in excess of $100 million, which provides for economies of scale as the Fund grows. Additionally, it was noted that the Advisor provided a new Services Agreement that will go into effect on January 30, 2013 that will include an additional breakpoint which provides additional economies of scale as the Small Cap Value Fund grows. Under the new Services Agreement, the Services Agreement fee for Small Cap's average daily net assets between $100 million and $500 million will drop to 0.25%, and the Services Agreement fee for average daily net assets in excess of $500 million will drop to 0.15% . Representatives of the Advisor reviewed a summary of the Advisor's profitability resulting from the services provided to Small Cap for the period since the last renewal. The analysis showed that the net profits from portfolio advisory services as well as the net profits overall. The Board concluded that the Advisor's prof-

2013 Annual Report 16

Additional Information (Unaudited) - continued

itability was at an acceptable level, particularly in light of the extent and quality of the services being provided to the Fund.

Turning to the level of expenses, the Board was presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from its peer group. Included in the comparison were funds with similar asset ranges. It was also noted that the Advisor is responsible under the Services Agreement for paying all but a very small fraction of the Fund's expenses. The Board also noted that the Fund's current expense ratio of 1.32% was higher than the average expense ratio of 1.13% for the peer group, but within the range of its peers. The Board also noted that the Fund's expense ratio was below the Morningstar category average of 1.45% . Additionally, it was noted that the management fee of 1.00% was above the peer group average and Morningstar category average, but also within the range of its peers. The Trustees reviewed information regarding fees charged by the Advisor for other client relationships. The Advisor noted that a number of the investment advisory relationships are in a sub-advisory capacity and consequently not comparable to the services provided to the Fund. Fees for sub-advisory services range from 0.40% to 0.50% of assets under management. The balance of the accounts are charged between 0.85% and 1.00% of assets under management, which was noted to be similar or equal to advisory expenses charged to the Fund. Having considered the comparative data as described above, the Board concluded that the Fund's management fee and expense ratio were reasonable.

As for potential economies of scale, the Board discussed and considered information regarding whether economies of scale have been realized with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Advisor has added breakpoints to the Services Agreement contract, therefore as the Fund grows shareholders will benefit from economies of scale.

The Independent Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Advisor was consistent with the Board's expectations. The Trustees also concluded that the Advisor has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that the fees in the Agreement are reasonable and that profits incurred by the Advisor were reasonable. The Trustees agreed that economies of scale achieved through the breakpoints in the Services Agreement are beneficial to the shareholders as the Fund grows. It was the consensus of the Trustees, including the Independent Trustees that renewal of the Agreement would be in the best interests of the Fund.

2013 Annual Report 17

This page was intentionally left blank.

2013 Annual Report 18

This page was intentionally left blank.

2013 Annual Report 19

Cohen Fund Audit Services, Ltd.	216.649.1700
1350 Euclid Avenue, Ste 800	216.579.0111	fax
Cleveland, Ohio 44115

www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Walthausen Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Walthausen Small Cap Value Fund (the "Fund"), a series of Walthausen Funds, as of January 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Walthausen Small Cap Value Fund as of January 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
March 27, 2013

2013 Annual Report 20

TRUSTEES AND OFFICERS
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

John B. Walthausen Sr.(2)	President	Since 2007	Managing Director, Walthausen &	2	None
Year of Birth: 1945	and Trustee		Co., LLC 9/1/07 to Present. Portfolio
Manager, Paradigm Capital
Management 1994 to 2007.

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer,	N/A	N/A
Year of Birth: 1958	and Chief		Walthausen & Co., LLC, 2007 to
	Compliance		Present. V.P. Institutional Equity
	Officer		Sales, C. L. King & Associates, 2001
to 2007.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst, Walthausen & Co.,	N/A	N/A
Year of Birth: 1970			LLC, 2007 to Present. Equity
Analyst, Paradigm Capital
Management 2006 to 2007.
Administrative Assistant, Ace
Hardware Corp. 1997 to 2006.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.
(2) John B. Walthausen is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of his affiliation with the Advisor.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Age	with the	Time Served	During	Overseen By	Held By
	Trust		Past 5 Years	Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Executive Director, Fredric	2	None
Year of Birth: 1951	Trustee		Remington Art Museum, 8/15/05 to
Present. Sr. VP Research & Trading,
C.L. King & Associates, 9/11/00 to
6/30/05.

Hany A. Shawky	Independent	Since 2009	Founding Director, Center for Institu-	2	None
Year of Birth: 1947	Trustee		tional Investment Management,
School of Business, University at
Albany, July 2002-October 2007.
Professor of Finance at the
University at Albany, N.Y. October
2007 to present.

Clara K. Wentland	Independent	Since 2008	Member of Mental Health Services	2	None
Year of Birth: 1949	Trustee		Council of New York State 3/31/04 to
3/31/08.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.

The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

2013 Annual Report 21

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

WALTHAUSEN SELECT VALUE FUND

INSTITUTIONAL CLASS   TICKER WSVIX
RETAIL CLASS   TICKER WSVRX
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
January 31, 2013

Walthausen Select Value Fund
Annual Report
January 31, 2013

Dear Fellow Shareholders,

The Walthausen Select Value Fund (the “Fund”) enjoyed a successful second year. In spite of very modest progress in the US economy, a hard fought and frequent rancorous election, a slide into recession in Europe and uncertainty created by a regime change in China, the US Equity markets performed quite well. For the fiscal year which ended January 31, 2013, the Fund benefited from an ebullient market with its benchmark, the Russell 2500 Value Index, turning in one of the best performances of the Russell domestic equity indices. Value stocks ruled the day but market cap was not a meaningful factor in performance.

The market made fairly steady progress through the year. While pundits undoubtedly have found plausible explanations for the market strength, we see a parallel with the credit markets where absolute yields have dropped and risk premiums have narrowed. With the crisis of 2008 now receding into history, we see investors gradually setting aside their risk aversion and chasing returns. That helps explain why the market seemed to gain strength as the year progressed.

The Fund itself bested the index in spite of overweight positions in the two poorest performing groups, Information Technology and Energy. Our superior performance came from stock selection; in fact two of our best performing selections were companies (Shaw Group and Lincare) that were acquired at very healthy premiums by strategic purchasers. The other three best performers came from three different sectors (Finance, Consumer Discretionary & Materials). The top performer and, in fact, a good performer since we initiated a position a few years back is Ocwen Financial Corp, a servicer of sub prime mortgages. They have been using their effective model to successfully acquire portfolios of mortgages from a number of large banks and investment banks. The second best performer was Cooper Tire, a maker of replacement automobile tires. We were able to acquire the position when the stock was under pressure from slack demand as hard pressed consumers drove less and delayed replacement more; while, simultaneously the company was facing a spike in raw material costs. The stock has done well as those factors moderated and profit improvement initiatives by management took hold.

Our worst performing stocks were largely in technology where slack demand caused profits to fall with sales and the stocks to suffer. As hard times have exposed management weaknesses we have culled the holdings but are still overweighed in the sector as we find the innovative nature of the companies and the compelling valuations very hard to argue with.

As we look forward we are concerned by the combination of higher valuations and the stalled economic recovery. We do think that the economy is likely to continue with moderated growth but we are unimpressed by the programs advocated by any of the political factions. Instead, we look to the US economy's ability to adapt and innovate. That is being assisted by rising wages and continued suspect quality in China and our increasing energy production (and low natural gas prices). With valuations on the high side we think that the current year is likely to be difficult. That convinces us of the wisdom of sticking with our strategy of concentrating our portfolio in companies where we are convinced of the strength of the business model.

Thank you for your support.

Sincerely,

John B. Walthausen

2013 Annual Report 1

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION (Unaudited)

1/31/13 Institutional Class NAV $12.01
1/31/13 Retail Class NAV $11.94

TOTAL RETURNS (%) AS OF JANUARY 31, 2013.

		Since
	1 Year(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class	22.08%	11.18%
Walthausen Select Value Fund - Retail Class	21.88%	10.88%
Russell 2500® Value Index(B)	20.48%	10.42%

Annual Fund Operating Expense Ratios (from Prospectus dated June 1, 2012):
                  Institutional Class - 1.45%
                  Retail Class - 1.70%

The Annual Fund Operating Expense Ratios reported above will not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2013 Annual Report 2

WALTHAUSEN SELECT VALUE FUND

                                      WALTHAUSEN SELECT VALUE FUND
                                                  by Sectors (Unaudited)
                                           (as a percentage of Net Assets)

     * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Annual Report 3

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur two types of costs: (1) transaction costs, including sale charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee for both classes. The example is based on an investment of $1,000 invested in the Fund on August 1, 2012 and held through January 31, 2013.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Institutional Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2012 to
	August 1, 2012	January 31, 2013	January 31, 2013

Actual	$1,000.00	$1,202.04	$7.55

Hypothetical**	$1,000.00	$1,018.35	$6.92
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.36%, multiplied by the aver- age account value over the period, multiplied by 184/365 (to reflect the partial period).

Retail Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2012 to
	August 1, 2012	January 31, 2013	January 31, 2013

Actual	$1,000.00	$1,201.10	$8.93

Hypothetical**	$1,000.00	$1,017.09	$8.19
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.61%, multiplied by the aver- age account value over the period, multiplied by 184/365 (to reflect the partial period).

2013 Annual Report 4

Walthausen Select Value Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
8,000	Assurant, Inc.	$305,920	2.01%
Aircraft & Parts
4,290	Triumph Group, Inc.	301,887	1.99%
Computer & Office Equipment
11,900	Lexmark International Inc. Class A (a)	286,314	1.89%
Converted Paper & Paperboard Products (No Containers/Boxes)
8,590	Avery Dennison Corp.	330,801	2.18%
Crude Petroleum & Natural Gas
8,060	Gulfport Energy Corp. *	332,636
39,749	Halcón Resources Corporation *	303,683
17,880	Northern Oil and Gas, Inc. * (a)	295,735
		932,054	6.14%
Electronic Components & Accessories
27,990	Vishay Intertechnology Inc. *	307,610	2.03%
Electronic Components, NEC
79,710	Power-One Inc. *	320,434	2.11%
Fats & Oils
18,230	Darling International Inc. *	307,540	2.02%
Fire, Marine & Casualty Insurance
7,200	American Financial Group	306,432
7,235	Endurance Specialty Holdings Ltd.	310,526
		616,958	4.06%
Heavy Construction Other Than Building Construction - Contractors
11,520	Foster Wheeler AG * (Switzerland)	300,787	1.98%
Household Audio & Video Equipment
6,190	Harman International Industries, Incorporated	277,188	1.83%
Meat Packing Plants
117	Seaboard Corp.	316,287
12,950	Smithfield Foods Inc. *	301,865
		618,152	4.07%
Metalworking Machinery & Equipment
5,840	Lincoln Electrics Holdings, Inc.	314,951	2.07%
Miscellaneous Industrial & Commercial Machinery & Equipment
6,970	Moog Inc. Class A *	305,286	2.01%
Miscellaneous Manufacturing Industries
12,510	Hillenbrand, Inc.	309,623	2.04%
Mortgage Bankers & Loan Correspondents
8,080	Ocwen Financial Corp. *	314,878	2.07%
Plastic Materials, Synth Resin
11,060	Hexcel Corp. *	296,297	1.95%
Plastics Products, NEC
6,020	AptarGroup, Inc.	310,211	2.04%
Railroad Equipment
7,880	Trinity Industries, Inc.	312,836	2.06%
Savings Institution, Federally Chartered
24,200	Umpqua Holding Corp.	305,888	2.01%
Semiconductors & Related Devices
97,260	GT Advanced Technologies, Inc. *	306,369	2.02%
Services - Advertising
11,000	Valassis Communications, Inc. (a)	308,660	2.03%
Services - Advertising Agencies
14,970	ValueClick, Inc. *	306,436	2.02%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 5

Walthausen Select Value Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Business Services, NEC
13,750	Lender Processing Services, Inc.	$330,550	2.18%
Services - Equipment Rental & Leasing, NEC
12,800	CAI International, Inc. *	321,024
9,020	Rent-A-Center Inc.	321,834
7,490	Textainer Group Holdings Limited	310,460
		953,318	6.28%
Services - Hospitals
13,090	HealthSouth Corp. *	312,327	2.06%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,400	Church & Dwight Co. Inc.	312,066	2.05%
State Commercial Banks
8,380	Bank of the Ozarks, Inc.	304,362
7,320	First Financial Bankshares, Inc. (a)	300,559
10,000	Independent Bank Corp.	309,900
		914,821	6.02%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
10,990	Worthington Industries, Inc.	302,005	1.99%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
5,800	Carpenter Technology Corporation	303,514	2.00%
Surgical & Medical Instruments & Apparatus
4,120	Teleflex Incorporated	309,000	2.03%
Tires & Inner Tubes
11,800	Cooper Tire & Rubber Company	300,428	1.98%
Title Insurance
12,450	Fidelity National Financial, Inc. Class A	312,495	2.05%
Total for Common Stocks (Cost $12,437,193)		$12,647,604	83.27%
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
285,096	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	285,096	1.88%
	(Cost $285,096)
MONEY MARKET FUNDS
2,890,294	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	2,890,294	19.03%
	(Cost $2,890,294)
Total Investment Securities		15,822,994	104.18%
	(Cost $15,612,583)
Liabilities In Excess of Other Assets		(634,881)	-4.18%
Net Assets		$15,188,113	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the rate at January 31, 2013.
(a) All or a portion of shares are on loan.
The accompanying notes are an integral part of these
financial statements.

2013 Annual Report 6

Walthausen Select Value Fund

Statement of Assets and Liabilities
January 31, 2013
Assets:
Investment Securities at Fair Value	$15,822,994 (1)
(Cost $15,612,583)
Cash	1,108,120
Receivable for Dividends, Interest and Securities Lending	1,112
Receivable for Shareholder Subscriptions	557,227
Total Assets	17,489,453
Liabilities:
Payable for Securities Purchased	2,012,382
Payable for Collateral Received for Securities Loaned (Note 6)	285,096
Payable to Advisor for Management Fees (Note 4)	3,257
Payable to Advisor for Service Fees (Note 4)	589
Payable for Distribution Fees (Note 5)	16
Total Liabilities	2,301,340
Net Assets	$15,188,113
Net Assets Consist of:
Paid In Capital	14,953,457
Accumulated Net Investment Income (Loss)	(2,271)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	26,516
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	210,411
Net Assets	$15,188,113

Institutional Class
Net Assets	$15,043,558
Shares Outstanding
(Unlimited shares authorized)	1,252,296
Net Asset Value and Offering Price Per Share	$12.01
Redemption Price Per Share ($12.01 * 0.98) (Note 2)	$11.77

Retail Class
Net Assets	$144,555
Shares Outstanding
(Unlimited shares authorized)	12,110
Net Asset Value and Offering Price Per Share	$11.94
Redemption Price Per Share ($11.94 * 0.98) (Note 2)	$11.70

Statement of Operations
For the fiscal year ended January 31, 2013
Investment Income:
Dividends	$21,557
Interest	15
Securities Lending Income (Note 6)	488
Total Investment Income	22,060
Expenses:
Management Fees (Note 4)	16,755
Service Fees (Note 4)	7,540
Distribution 12b-1 Fees - Retail Class (Note 5)	93
Total Expenses	24,388
Less: Waived Service Fees	(876)
Less: Waived Distribution 12b-1 Fee	(20)
Net Expenses	23,492
Net Investment Income (Loss)	(1,432)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	158,330
Net Change In Unrealized Appreciation (Depreciation) on Investments	107,725
Net Realized and Unrealized Gain (Loss) on Investments	266,055

Net Increase (Decrease) in Net Assets from Operations	$264,623

(1) Includes securities out on loan to brokers with a fair value of $278,212.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 7

Walthausen Select Value Fund

Statements of Changes in Net Assets
	2/1/2012	2/1/2011
	to	to
	1/31/2013	1/31/2012
From Operations:
Net Investment Income (Loss)	$(1,432)	$(1,338)
Net Realized Gain (Loss) on Investments	158,330	(65,206)
Net Change in Unrealized Appreciation (Depreciation) on Investments	107,725	89,366
Increase (Decrease) in Net Assets from Operations	264,623	22,822
From Distributions to Shareholders:
Net Investment Income
Institutional Class	-	-
Retail Class	-	-
Net Realized Gain from Security Transactions
Institutional Class	(64,330)	-
Retail Class	(1,731)	-
Change in Net Assets from Distributions	(66,061)	-
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	13,676,405	750,647
Retail Class	126,283	14,401
Proceeds From Redemption Fees (Note 2)
Institutional Class	-	-
Retail Class	-	-
Shares Issued on Reinvestment of Dividends
Institutional Class	64,330	-
Retail Class	1,731	-
Cost of Shares Redeemed
Institutional Class	(141,764)	(463,547)
Retail Class	(6,347)	(564,042)
Net Increase (Decrease) from Shareholder Activity	13,720,638	(262,541)
Net Increase (Decrease) in Net Assets	13,919,200	(239,719)
Net Assets at Beginning of Period	1,268,913	1,508,632
Net Assets at End of Period (Including Accumulated Undistributed	$15,188,113	$1,268,913
Net Investment Income (Loss) of ($2,271) and $0, respectively)
Share Transactions:
Issued
Institutional Class	1,137,286	75,329
Retail Class	10,928	1,521
Reinvested
Institutional Class	5,698	-
Retail Class	154	-
Redeemed
Institutional Class	(13,196)	(48,703)
Retail Class	(553)	(54,320)
Net Increase (Decrease) in Shares	1,140,317	(26,173)

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 8

Walthausen Select Value Fund

Financial Highlights - Institutional Class
Selected data for a share outstanding throughout the period:	2/1/2012	2/1/2011	12/27/2010*
	to	to	to
	1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$10.23	$10.04	$10.00
Net Investment Income (Loss) (a)	(0.01)	0.00	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	2.24	0.19	0.05
Total from Investment Operations	2.23	0.19	0.04
Distributions (From Net Investment Income)	-	-	-
Distributions (From Capital Gains)	(0.45)	-	-
Total Distributions	(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-	-	-
Net Asset Value -
End of Period	$12.01	$10.23	$10.04
Total Return (c)	22.08%	1.89%	0.40	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$15,044	$1,253	$963
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.13%	-0.05%	-0.70	% **
After Reimbursement
Ratio of Expenses to Average Net Assets	1.39%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.08%	-0.05%	-0.70	% **
Portfolio Turnover Rate	36.16%	94.46%	3.02	% ***

Financial Highlights - Retail Class
Selected data for a share outstanding throughout the period:	2/1/2012	2/1/2011	12/27/2010*
	to	to	to
	1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$10.19	$10.04	$10.00
Net Investment Income (Loss) (a)	(0.04)	(0.06)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	2.24	0.21	0.05
Total from Investment Operations	2.20	0.15	0.04
Distributions (From Net Investment Income)	-	-	-
Distributions (From Capital Gains)	(0.45)	-	-
Total Distributions	(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-	-	-
Net Asset Value -
End of Period	$11.94	$10.19	$10.04
Total Return (c)	21.88%	1.49%	0.40	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$145	$16	$546
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.70%	1.70%	1.70	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.38%	-0.55%	-1.29	% **
After Reimbursement
Ratio of Expenses to Average Net Assets	1.64%	1.70%	1.70	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.32%	-0.55%	-1.29	% **
Portfolio Turnover Rate	36.16%	94.46%	3.02	% ***

* Commencement of Operations. ** Annualized. *** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 9

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
January 31, 2013

1.) ORGANIZATION:
Walthausen Select Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on December 1, 2010. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of January 31, 2013, there were two series authorized by the Trust. The Fund currently offers Institutional Class shares and Retail Class shares. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Retail Class shares of the Fund are subject to Rule 12b-1 distribution fees. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2010 -2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the fiscal year ended January 31, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the fiscal year ended January 31, 2013, proceeds from redemption fees amounted to $0 and $0 for Institutional Class Shares and Retail Class shares, respectively.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. As of January 31, 2013, paid in capital was increased by $839 and accumulated net investment loss was decreased by $839.

2013 Annual Report 10

Notes to Financial Statements - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when

2013 Annual Report 11

Notes to Financial Statements - continued

the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$12,647,604	$0	$0	$12,647,604
Money Market Funds	2,890,294	0	0	2,890,294
Investments Purchased with Cash
Proceeds From Securities Lending	285,096	0	0	285,096
Total	$15,822,994	$0	$0	$15,822,994

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the fiscal year ended January 31, 2013. There were no transfers into or out of the levels during the fiscal year ended January 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the fiscal year ended January 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the fiscal year ended January 31, 2013, the Advisor earned management fees totaling $16,755, of which $3,257 was due to the Advisor at January 31, 2013.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Advisor receives a ser-

2013 Annual Report 12

Notes to Financial Statements - continued

vices fee equal to 0.45% of the average daily net assets of the Fund. Effective December 26, 2012 the Advisor has contractually agreed to waive 0.25% of the 0.45% Services Agreement fees through May 31, 2013 for the Institutional Class Shares. The Services Agreement fee waiver will automatically terminate on May 31, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 31, 2013.

Effective January 30, 2013, Walthausen & Co., LLC has contractually agreed to reduce its Services Agreement fee to include additional breakpoints at certain asset levels. Effective January 30, 2013, the Advisor has contractually agreed to reduce the Services Agreement fee to an annual rate of 0.45% of the Fund's average daily net assets up to $100 million, 0.25% of the Fund's average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. For the fiscal year ended January 31, 2013, the Advisor earned services fees of $7,540, of which $589 was due to the Advisor at January 31, 2013. A total of $876 was waived with no recapture provision for the fiscal year ended January 31, 2013 for the Institutional Class.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $1,000 plus travel and related expenses for the fiscal year ended January 31, 2013. Under the Management Agreement, the Advisor pays these fees.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund will pay the annual rate of 0.25% of the average daily net assets of the Fund's Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Effective December 26, 2012 the Advisor has contractually agreed to waive the Rule 12b-1 fees through May 31, 2013 for the Retail Class Shares. The Rule 12b-1 fee waiver will automatically terminate on May 31, 2013 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before May 31, 2013. The Fund incurred distribution and service (12b-1) fees of $93 for Retail Class shares, during fiscal year ended January 31, 2013. As of January 31, 2013, the Fund had an accrual balance of $16 which could be utilized by the Retail Class to pay for distribution and service expenses permitted by the Distribution Plan. A total of $20 was waived with no recapture provision for the fiscal year ended January 31, 2013.

6.) SECURITIES LENDING:
The Fund has entered into an agreement with Huntington National Bank as lender’s agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand; if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of January 31, 2013, the Fund loaned common stocks having a fair value of $278,212, and received $285,096 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

2013 Annual Report 13

Notes to Financial Statements - continued

7.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at January 31, 2013 was $14,953,457 representing 1,252,296 Institutional Class shares outstanding and 12,110 Retail Class shares outstanding.

8.) PURCHASES AND SALES OF SECURITIES:
For the fiscal year ended January 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $11,955,793 and $827,809, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

9.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at January 31, 2013 was $15,614,250. At January 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$438,089	($229,345)	$208,744

10.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2013, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, held, in aggregate, 77.58% of the Institutional Class shares of the Fund, and therefore may be deemed to control the Institutional Class. As of January 31, 2013, NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 58.28%, of the shares of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class. Also, Ameritrade, Inc. located in Omaha, Nebraska, for the benefit of its clients, held, in aggregate, 37.85%, of the shares of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class as well.

11.) DISTRIBUTIONS TO SHAREHOLDERS:
There was a distribution from long-term capital gain of $0.4505 per share paid on December 21, 2012 for both classes in the Fund.

Distributions paid from Institutional Class:

	2013		2012
Ordinary Income .	$-0	-	$-0	-
Long-Term Capital Gain	64,330		-0	-
	$64,330		$-0	-

Distributions paid from Retail Class:

	2013		2012
Ordinary Income .	$-0	-	$-0	-
Long-Term Capital Gain	1,731		-0	-
	$1,731		$-0	-

As of January 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$ 28,183
Unrealized appreciation on investments – net	208,744
$ 236,927

Book to tax differences are primarily attributable to the tax deferral of wash sales and the deferral of late year losses. Deferred late year losses totaled $2,271.

12.) CAPITAL LOSS CARRYFORWARDS:
During the fiscal year ended January 31, 2013, the Fund utilized all available short-term capital loss carryforwards of $53,723.

2013 Annual Report 14

ADDITIONAL INFORMATION
January 31, 2013
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT:
On January 25, 2013 the Board of Trustees (the “Trustees” or the “Board”) considered the renewal of the Management Agreement (the "Agreement") between the Trust and the Advisor (or “Management”), on behalf of the Walthausen Select Value Fund. In reviewing the Agreement, the Board of Trustees received materials from the Advisor addressing the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with representatives of the Advisor to discuss the terms of the Agreement. The Board reviewed the history of the Advisor, including background and investment management experience, as well as the Fund's performance since its' inception, important factors relating to the Fund's performance, the Advisor's investment and research strategy, the Advisor's strength, and expected expenses and revenue from the Fund.

Walthausen Select Value Fund

As to the performance of the Fund, the materials from the Advisor included information regarding the Fund's performance compared to a peer group of 20 similar funds. For the 1-Year period ended December 31, 2012, the Fund was up 21.18%, compared to 13.73% for the peer group and 19.21% for the Russell 2500® Value Index. For calendar 2011, the Fund returned -2.42%, compared to -2.76% for the peer group and -3.36% for the Russell 2500® Value Index. Since inception, the Fund had an average annualized return of 8.25% compared to 7.32% for the Russell 2500® Value Index. The data showed that the Fund outperformed its peer group and benchmark in calendar 2011 and 2012, and outperformed its benchmark since inception through December 31, 2012. Having considered the comparative data as described above, the Board concluded that the performance of the Fund was satisfactory.

As to the nature, extent and quality of the services provided by the Advisor, the Board analyzed the Advisor's experience and capabilities. Representatives of the Advisor summarized the information provided to the Board. The Board discussed the Advisor's financial condition, the portfolio manager's background and investment management experience. Management noted that there were no changes in the personnel managing the Fund. Management also noted that there were no changes to the business or organization of the Advisor, other than one member of Advisor retiring from the firm in 2012. The Board noted that several of the Advisor's personnel had been promoted to enhance the Advisor's depth. The representatives of the Advisor reviewed and discussed with the Board the Advisor's ADV and the Rule 17j-1 Code of Ethics certifications. The Board discussed the quality of the Advisor's compliance efforts. The Board also reviewed the Advisor's financial stability. After reviewing the foregoing and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services being provided by the Advisor were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund, it was noted that the Advisor is paying substantially all operating expenses of the Fund pursuant to Services Agreement. Additionally, the Advisor provides the Fund with officers, including the CCO, marketing support and office space. The Trustees considered that the Retail Class incurs distribution expenses of 0.25% in accordance with Rule 12b-1 under the 1940 Act. However, they also noted that effective December 26, 2012 the Advisor contractually agreed to waive 0.25% of the 0.45% Services Agreement fees through May 31, 2013 for the Investor Class Shares and had also contractually agreed to waive the Rule 12b-1 fees through May 31, 2013 for the Retail Class Shares. Additionally, it was noted that the Advisor provided a new Services Agreement that will go into effect on January 30, 2013 that will include breakpoints which provide economies of scale as Select Value grows. The Services Agreement fee for the Select Value Fund's average daily net assets between $100 million and $500 million will drop to 0.25%, and Services Agreement fees for average daily net assets in excess of $500 million will drop to 0.15% . Representatives of the Advisor reviewed a summary of the Advisor's profitability resulting from the services provided to Select Value. It was noted that the Advisor had incurred losses related to its operation of Select Value during the last 12 months. The Board concluded that the Advisor's has sufficient resources to continue to manage Select Value.

Turning to the level of expenses, the Board was presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from its peer group. Included in the comparison were funds with similar asset ranges. It was also noted that the Advisor is responsible under the Services Agreement for paying all but a very small frac-

2013 Annual Report 15

Additional Information (Unaudited) - continued

tion of the Fund's expenses. The data showed that Investor Class net expense ratio of 1.45% and the Retail Class net expense ratio of 1.70% were below the average net expense ratio of 1.93% for the peer group and above the Morningstar category average of 1.36% . Additionally, it was noted that the management fee of 1.00% was above the peer group average and Morningstar category average, but also within the range of its peers. The Trustees reviewed information regarding other accounts managed with a similar investment strategy. It was noted that there is currently only one other account managed by Walthausen & Co. utilizing the same investment strategy. That account is an internal account which is charged no management fees. Having considered the comparative data as described above, the Board concluded that the Fund's management fee and expense ratio were reasonable.

As for potential economies of scale, the Board discussed and considered information regarding whether economies of scale have been realized with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Advisor has added breakpoints to the Services Agreement contract, therefore, as the Fund grows shareholders will benefit from economies of scale.

The Independent Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Advisor was consistent with the Board's expectations. The Trustees also concluded that the Advisor has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that the fees in the Agreement are reasonable. The Trustees agreed that economies of scale achieved through the breakpoints in the Services Agreement are beneficial to the shareholders as the Fund grows. It was the consensus of the Trustees, including the Independent Trustees that renewal of the Agreement would be in the best interests of the Fund.

2013 Annual Report 16

Cohen Fund Audit Services, Ltd.	216.649.1700
1350 Euclid Avenue, Ste 800	216.579.0111	fax
Cleveland, Ohio 44115

www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Walthausen Select Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Walthausen Select Value Fund (the "Fund"), a series of Walthausen Funds, as of January 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received.. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Walthausen Select Value Fund as of January 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
March 27, 2013

2013 Annual Report 17

TRUSTEES AND OFFICERS
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

John B. Walthausen Sr.(2)	President	Since 2007	Managing Director, Walthausen &	2	None
Year of Birth: 1945	and Trustee		Co., LLC 9/1/07 to Present. Portfolio
Manager, Paradigm Capital
Management 1994 to 2007.

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer,	N/A	N/A
Year of Birth: 1958	and Chief		Walthausen & Co., LLC, 2007 to
	Compliance		Present. V.P. Institutional Equity
	Officer		Sales, C. L. King & Associates, 2001
to 2007.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst, Walthausen & Co.,	N/A	N/A
Year of Birth: 1970			LLC, 2007 to Present. Equity
Analyst, Paradigm Capital
Management 2006 to 2007.
Administrative Assistant, Ace
Hardware Corp. 1997 to 2006.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.
(2) John B. Walthausen is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of his affiliation with the Advisor.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen By	Held By
	Trust		Past 5 Years	Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Executive Director, Fredric	2	None
Year of Birth: 1951	Trustee		Remington Art Museum, 8/15/05 to
Present. Sr. VP Research & Trading,
C.L. King & Associates, 9/11/00 to
6/30/05.

Hany A. Shawky	Independent	Since 2009	Founding Director, Center for Institu-	2	None
Year of Birth: 1947	Trustee		tional Investment Management,
School of Business, University at
Albany, July 2002-October 2007.
Professor of Finance at the
University at Albany, N.Y. October
2007 to present.

Clara K. Wentland	Independent	Since 2008	Member of Mental Health Services	2	None
Year of Birth: 1949	Trustee		Council of New York State 3/31/04 to
3/31/08.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.

The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

2013 Annual Report 18

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 1/31/13	FYE 1/31/12
Audit Fees	$24,600	$24,065
Audit-Related Fees	$1,200	$850
Tax Fees	$5,000	$5,000
All Other Fees	$1,000	$1,000

Nature of Audit-Related Fees: Consent Fee.

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC. Nature of All Other Fees: Review of Semi-Annual Report

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/13	FYE 1/31/12
Registrant	$6,000	$6,000
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President Date: 4/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President Date: 4/2/13

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: 4/2/13